Distribution Date:	02/11/22	DBJPM 2017-C6 Mortgage Trust
Determination Date:	02/07/22
Next Distribution Date:	03/11/22
Record Date:	01/31/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5-6		Association
Additional Information	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Cash Flows	8		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Certificate Ratings Detail	9	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Bond / Collateral Reconciliation - Balances	10		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Current Mortgage Loan and Property Stratification	11-15		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	16-17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Mortgage Loan Detail (Part 2)	18-19
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Principal Prepayment Detail	20				trustadministrationgroup@wellsfargo.com
Historical Detail	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	22	Representations Reviewer
Collateral Stratification and Historical Detail	23		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Rating Agency	Fitch Ratings, Inc.
Modified Loan Detail	26			(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
Historical Liquidated Loan Detail	27
		Rating Agency	Moody's Investors Service, Inc
Historical Bond / Collateral Loss Reconciliation Detail	28
			General Contact	(212) 553-1653
Interest Shortfall Detail - Collateral Level	29		7 World Trade Center, at 250 Greenwich Street | New York, NY 10007 | United States
Supplemental Notes	30	Rating Agency	Standard & Poor's Rating Services
				(212) 438-2430
			55 Water Street | New York, NY 10041 | United States
		Rating Agency	DBRS, Inc.
			US office	(312) 332-3492
			333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	23312JAA1	1.907000%	24,010,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	31.89%
A-2	23312JAB9	2.917000%	96,439,000.00	48,065,721.86	527,646.96	116,839.76	0.00	0.00	644,486.72	47,538,074.90	33.96%	31.89%
A-3	23312JAC7	3.269000%	151,000,000.00	151,000,000.00	0.00	411,349.17	0.00	0.00	411,349.17	151,000,000.00	33.96%	31.89%
A-SB	23312JAD5	3.121000%	35,950,000.00	35,950,000.00	0.00	93,499.96	0.00	0.00	93,499.96	35,950,000.00	33.96%	31.89%
A-4	23312JAE3	3.071000%	200,000,000.00	200,000,000.00	0.00	511,833.33	0.00	0.00	511,833.33	200,000,000.00	33.96%	31.89%
A-5	23312JAF0	3.328000%	263,878,000.00	263,878,000.00	0.00	731,821.65	0.00	0.00	731,821.65	263,878,000.00	33.96%	31.89%
A-M	23312JAH6	3.561000%	104,674,000.00	104,674,000.00	0.00	310,620.10	0.00	0.00	310,620.10	104,674,000.00	24.06%	22.65%
B	23312JAJ2	3.792000%	48,205,000.00	48,205,000.00	0.00	152,327.80	0.00	0.00	152,327.80	48,205,000.00	19.50%	18.39%
C	23312JAK9	4.174000%	49,582,000.00	49,582,000.00	0.00	172,462.72	0.00	0.00	172,462.72	49,582,000.00	14.81%	14.01%
D	23312JAQ6	3.217923%	53,714,000.00	53,714,000.00	0.00	144,039.61	0.00	0.00	144,039.61	53,714,000.00	9.73%	9.27%
E-RR	23312JAT0	4.217923%	26,168,000.00	26,168,000.00	0.00	91,978.85	0.00	0.00	91,978.85	26,168,000.00	7.26%	6.96%
F-RR	23312JAV5	4.217923%	11,018,000.00	11,018,000.00	0.00	38,727.57	0.00	0.00	38,727.57	11,018,000.00	6.22%	5.98%
G-RR*	23312JAX1	4.217923%	37,187,594.00	37,187,594.00	0.00	90,246.33	0.00	0.00	90,246.33	37,187,594.00	2.70%	2.70%
VRR	N/A	4.217923%	30,574,810.00	28,566,229.89	14,641.80	99,285.58	0.00	0.00	113,927.38	28,551,588.09	0.00%	0.00%
Interest
S	23312JAZ6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23312JBA0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,132,400,404.02	1,058,008,545.75	542,288.76	2,965,032.43	0.00	0.00	3,507,321.19	1,057,466,256.99

Notional Certificates
X-A	23312JAG8	0.968469%	875,951,000.00	803,567,721.86	0.00	648,525.22	0.00	0.00	648,525.22	803,040,074.90
X-B	23312JAL7	0.232234%	97,787,000.00	97,787,000.00	0.00	18,924.53	0.00	0.00	18,924.53	97,787,000.00
X-D	23312JAN3	1.000000%	53,714,000.00	53,714,000.00	0.00	44,761.67	0.00	0.00	44,761.67	53,714,000.00
Notional SubTotal			1,027,452,000.00	955,068,721.86	0.00	712,211.42	0.00	0.00	712,211.42	954,541,074.90

Deal Distribution Total					542,288.76	3,677,243.85	0.00	0.00	4,219,532.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312JAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312JAB9	498.40543618	5.47130269	1.21154056	0.00000000	0.00000000	0.00000000	0.00000000	6.68284325	492.93413349
A-3	23312JAC7	1,000.00000000	0.00000000	2.72416669	0.00000000	0.00000000	0.00000000	0.00000000	2.72416669	1,000.00000000
A-SB	23312JAD5	1,000.00000000	0.00000000	2.60083338	0.00000000	0.00000000	0.00000000	0.00000000	2.60083338	1,000.00000000
A-4	23312JAE3	1,000.00000000	0.00000000	2.55916665	0.00000000	0.00000000	0.00000000	0.00000000	2.55916665	1,000.00000000
A-5	23312JAF0	1,000.00000000	0.00000000	2.77333332	0.00000000	0.00000000	0.00000000	0.00000000	2.77333332	1,000.00000000
A-M	23312JAH6	1,000.00000000	0.00000000	2.96750005	0.00000000	0.00000000	0.00000000	0.00000000	2.96750005	1,000.00000000
B	23312JAJ2	1,000.00000000	0.00000000	3.16000000	0.00000000	0.00000000	0.00000000	0.00000000	3.16000000	1,000.00000000
C	23312JAK9	1,000.00000000	0.00000000	3.47833327	0.00000000	0.00000000	0.00000000	0.00000000	3.47833327	1,000.00000000
D	23312JAQ6	1,000.00000000	0.00000000	2.68160275	0.00000000	0.00000000	0.00000000	0.00000000	2.68160275	1,000.00000000
E-RR	23312JAT0	1,000.00000000	0.00000000	3.51493618	0.00000000	0.00000000	0.00000000	0.00000000	3.51493618	1,000.00000000
F-RR	23312JAV5	1,000.00000000	0.00000000	3.51493647	0.00000000	0.00000000	0.00000000	0.00000000	3.51493647	1,000.00000000
G-RR	23312JAX1	1,000.00000000	0.00000000	2.42678593	1.08815026	19.03827120	0.00000000	0.00000000	2.42678593	1,000.00000000
VRR Interest	N/A	934.30604769	0.47888441	3.24729998	0.03672598	0.64255837	0.00000000	0.00000000	3.72618440	933.82716328
S	23312JAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	23312JBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312JAG8	917.36606484	0.00000000	0.74036701	0.00000000	0.00000000	0.00000000	0.00000000	0.74036701	916.76369443
X-B	23312JAL7	1,000.00000000	0.00000000	0.19352808	0.00000000	0.00000000	0.00000000	0.00000000	0.19352808	1,000.00000000
X-D	23312JAN3	1,000.00000000	0.00000000	0.83333340	0.00000000	0.00000000	0.00000000	0.00000000	0.83333340	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/22 - 01/30/22	30	0.00	116,839.76	0.00	116,839.76	0.00	0.00	0.00	116,839.76	0.00
A-3	01/01/22 - 01/30/22	30	0.00	411,349.17	0.00	411,349.17	0.00	0.00	0.00	411,349.17	0.00
A-SB	01/01/22 - 01/30/22	30	0.00	93,499.96	0.00	93,499.96	0.00	0.00	0.00	93,499.96	0.00
A-4	01/01/22 - 01/30/22	30	0.00	511,833.33	0.00	511,833.33	0.00	0.00	0.00	511,833.33	0.00
A-5	01/01/22 - 01/30/22	30	0.00	731,821.65	0.00	731,821.65	0.00	0.00	0.00	731,821.65	0.00
X-A	01/01/22 - 01/30/22	30	0.00	648,525.22	0.00	648,525.22	0.00	0.00	0.00	648,525.22	0.00
X-B	01/01/22 - 01/30/22	30	0.00	18,924.53	0.00	18,924.53	0.00	0.00	0.00	18,924.53	0.00
X-D	01/01/22 - 01/30/22	30	0.00	44,761.67	0.00	44,761.67	0.00	0.00	0.00	44,761.67	0.00
A-M	01/01/22 - 01/30/22	30	0.00	310,620.10	0.00	310,620.10	0.00	0.00	0.00	310,620.10	0.00
B	01/01/22 - 01/30/22	30	0.00	152,327.80	0.00	152,327.80	0.00	0.00	0.00	152,327.80	0.00
C	01/01/22 - 01/30/22	30	0.00	172,462.72	0.00	172,462.72	0.00	0.00	0.00	172,462.72	0.00
D	01/01/22 - 01/30/22	30	0.00	144,039.61	0.00	144,039.61	0.00	0.00	0.00	144,039.61	0.00
E-RR	01/01/22 - 01/30/22	30	0.00	91,978.85	0.00	91,978.85	0.00	0.00	0.00	91,978.85	0.00
F-RR	01/01/22 - 01/30/22	30	0.00	38,727.57	0.00	38,727.57	0.00	0.00	0.00	38,727.57	0.00
G-RR	01/01/22 - 01/30/22	30	667,521.81	130,712.02	0.00	130,712.02	40,465.69	0.00	0.00	90,246.33	707,987.50
VRR Interest	01/01/22 - 01/30/22	30	18,523.21	100,408.47	0.00	100,408.47	1,122.89	0.00	0.00	99,285.58	19,646.10
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			686,045.02	3,718,832.43	0.00	3,718,832.43	41,588.58	0.00	0.00	3,677,243.85	727,633.60

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V1-A1 (Cert)	23312JBB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A1 (EC)	N/A	N/A	666,258.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (Cert)	23312JBD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2 (EC)	N/A	4.217923%	2,676,107.83	1,333,786.69	14,641.80	4,688.17	0.00	0.00	19,329.97	1,319,144.89
V1-A3 (Cert)	23312JBF9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3 (EC)	N/A	4.217923%	4,190,133.48	4,190,133.48	0.00	14,728.05	0.00	0.00	14,728.05	4,190,133.48
V1-ASB (Cert)	23312JBH5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB (EC)	N/A	4.217923%	997,584.76	997,584.76	0.00	3,506.45	0.00	0.00	3,506.45	997,584.76
V1-A4 (Cert)	23312JBK8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4 (EC)	N/A	4.217923%	5,549,845.67	5,549,845.67	0.00	19,507.35	0.00	0.00	19,507.35	5,549,845.67
V1-A5 (Cert)	23312JBM4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A5 (EC)	N/A	4.217923%	7,322,410.88	7,322,410.88	0.00	25,737.81	0.00	0.00	25,737.81	7,322,410.88
V1-AM (Cert)	23312JBP7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM (EC)	N/A	4.217923%	2,904,622.73	2,904,622.73	0.00	10,209.56	0.00	0.00	10,209.56	2,904,622.73
V1-B (Cert)	23312JBR3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B (EC)	N/A	4.217923%	1,337,651.55	1,337,651.55	0.00	4,701.76	0.00	0.00	4,701.76	1,337,651.55
V1-C (Cert)	23312JBT9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C (EC)	N/A	4.217923%	1,375,862.24	1,375,862.24	0.00	4,836.07	0.00	0.00	4,836.07	1,375,862.24
V1-D (Cert)	23312JBV4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D (EC)	N/A	4.217923%	1,490,522.05	1,490,522.05	0.00	5,239.09	0.00	0.00	5,239.09	1,490,522.05
V1-E (Cert)	23312JBX0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E (EC)	N/A	4.217923%	726,142.00	726,141.81	0.00	2,552.34	0.00	0.00	2,552.34	726,141.81
V1-F (Cert)	23312JBZ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F (EC)	N/A	4.217923%	305,741.00	305,741.00	0.00	1,074.66	0.00	0.00	1,074.66	305,741.00
V1-G (Cert)	23312JCB7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G (EC)	N/A	4.217923%	1,031,927.03	1,031,927.03	0.00	2,504.27	0.00	0.00	2,504.27	1,031,927.03
Regular Interest Total			30,574,810.19	28,566,229.89	14,641.80	99,285.58	0.00	0.00	113,927.38	28,551,588.09
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A1	23312JAA1	N/A	666,258.97	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	23312JAB9	N/A	2,676,107.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	23312JAC7	N/A	4,190,133.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	23312JAD5	N/A	997,584.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	23312JAE3	N/A	5,549,845.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A5	23312JAF0	N/A	7,322,410.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	23312JAH6	N/A	2,904,622.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	23312JAJ2	N/A	1,337,651.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	23312JAK9	N/A	1,375,862.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	23312JAQ6	N/A	1,490,522.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	23312JAT0	N/A	726,142.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	23312JAV5	N/A	305,741.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	23312JAX1	N/A	1,031,927.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-2	23312JCE1	4.217923%	30,574,810.00	28,566,229.89	14,641.80	99,285.58	0.00	0.00	113,927.38	28,551,588.09
Exchangeable Certificates Total			61,149,620.19	28,566,229.89	14,641.80	99,285.58	0.00	0.00	113,927.38	28,551,588.09

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information

Total Available Distribution Amount (1)	4,219,532.61

	Credit Opportunity
Other identity under which the Directing Certificateholder or it's parent entity primarily operates:	Partners Aggregator I
	L.P.
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,859,324.16	Master Servicing Fee	8,057.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,648.59
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	455.53
ARD Interest	0.00	Operating Advisor Fee	2,368.76
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,859,324.16	Total Fees	16,530.66

Principal		Expenses/Reimbursements
Scheduled Principal	542,288.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	33,897.99
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,226.13
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,464.44
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	542,288.76	Total Expenses/Reimbursements	41,588.56

		Interest Reserve Deposit	123,961.08

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,677,243.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	542,288.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,219,532.61
Total Funds Collected	4,401,612.92	Total Funds Distributed	4,401,612.91

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

Certificate Ratings Detail

				DBRS, Inc.			Fitch Ratings, Inc.		Moody's Investors Service, Inc			Standard & Poor's Rating Services
					Date Last			Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹		Original	Current¹		Original	Current¹		Original	Current¹
					Changed			Changed			Changed			Changed
	A1	23312JAA1	AAA	Discontinued	02/01/22	AAA	PIF	02/01/22	Aaa	N/A	02/01/22	AAA	N/A	02/01/22
	A2	23312JAB9	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aaa	Aaa	02/01/22	AAA	AAA	02/01/22
	A3	23312JAC7	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aaa	Aaa	02/01/22	AAA	AAA	02/01/22
	ASB	23312JAD5	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aaa	Aaa	02/01/22	AAA	AAA	02/01/22
	A4	23312JAE3	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aaa	Aaa	02/01/22	AAA	AAA	02/01/22
	A5	23312JAF0	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aaa	Aaa	02/01/22	AAA	AAA	02/01/22
	XA	23312JAG8	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aa1	Aa1	02/01/22	AA+	AA+	02/01/22
	XB	23312JAL7	AA (low)	AA (low)	02/01/22	A-	A-	02/01/22	NR	NR	02/01/22	NR	N/A	02/01/22
	XD	23312JAN3	BBB (high)	BBB (high)	02/01/22	BBB-	BBB-	02/01/22	NR	NR	02/01/22	NR	N/A	02/01/22
	AM	23312JAH6	AAA	AAA	02/01/22	AAA	AAA	02/01/22	Aa3	Aa3	02/01/22	AA+	AA+	02/01/22
	B	23312JAJ2	AA (high)	AA (high)	02/01/22	AA-	AA-	02/01/22	NR	NR	02/01/22	AA-	AA-	02/01/22
	C	23312JAK9	A (high)	A (high)	02/01/22	A-	A-	02/01/22	NR	NR	02/01/22	NR	N/A	02/01/22
	D	23312JAQ6	BBB	BBB	02/01/22	BBB-	BBB-	02/01/22	NR	NR	02/01/22	NR	N/A	02/01/22
ERR		23312JAT0	BB (high)	N/A	02/01/22	BB-	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22
	FRR	23312JAV5	BB (high)	BB (low)	02/01/22	B-	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22
GRR		23312JAX1	NR	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22
VRR_1_RI			NR	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22
	S	23312JAZ6	NR	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22	NR	N/A	02/01/22
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,058,008,546.53	1,058,008,546.53	Beginning Certificate Balance	1,058,008,545.75
(-) Scheduled Principal Collections	542,288.76	542,288.76	(-) Principal Distributions	542,288.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,057,466,257.77	1,057,466,257.77	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,059,181,865.29	1,059,181,865.29	Ending Certificate Balance	1,057,466,256.99
Ending Actual Collateral Balance	1,058,721,815.10	1,058,721,815.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP
	7,499,999 or less	9	46,274,894.54	4.38%	59	4.9033	1.635900	1.39 or less	12	183,210,489.99	17.33%	59	4.7127	0.969132
7,500,000 to 14,999,999		9	100,750,957.97	9.53%	52	4.5989	1.269184	1.40 to 1.44	2	42,795,226.09	4.05%	63	4.4766	1.410000
15,000,000 to 24,999,999		9	173,947,935.44	16.45%	55	4.2976	1.896797	1.45 to 1.54	3	84,642,014.74	8.00%	64	4.5202	1.527258
25,000,000 to 49,999,999		10	353,529,117.17	33.43%	55	4.4010	1.991613	1.55 to 1.99	7	185,992,741.18	17.59%	55	4.2300	1.762268
50,000,000 to 74,999,999		3	160,000,000.00	15.13%	49	3.8186	2.231250	2.00 to 2.49	16	377,862,433.12	35.73%	49	4.0049	2.289786
	75,000,000 or greater	2	160,000,000.00	15.13%	45	3.6128	3.104375	2.50 to 2.87	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187	2.88 or greater	2	120,000,000.00	11.35%	38	3.7087	4.426250
								Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP	Oregon	2	24,330,509.95	2.30%	64	4.3140	2.084859
Alabama	2	2,497,992.36	0.24%	28	3.5628	3.770000	Pennsylvania	4	3,955,090.54	0.37%	52	4.1783	2.276500
Arizona	2	5,645,094.03	0.53%	37	3.7955	3.205457	South Carolina	2	967,017.21	0.09%	28	3.5628	3.770000
Arkansas	1	289,089.82	0.03%	64	4.4860	1.530000	Texas	42	105,393,344.06	9.97%	44	4.3646	1.793377
California	24	319,604,097.83	30.22%	47	4.2451	2.322199	Utah	1	11,062,400.00	1.05%	62	3.7950	1.680000
Colorado	1	3,320,800.00	0.31%	62	3.7950	1.680000	Virginia	5	9,830,908.10	0.93%	31	4.2820	2.682144
Connecticut	2	7,589,766.91	0.72%	32	3.6565	3.542669	Washington	3	12,322,540.78	1.17%	63	4.0374	1.627383
Florida	7	20,323,174.39	1.92%	56	4.8339	1.987751	Wisconsin	5	6,549,239.65	0.62%	36	3.6921	3.287075
Georgia	3	47,564,705.87	4.50%	63	4.6450	1.416517	Wyoming	1	851,821.44	0.08%	64	4.4860	1.530000
Illinois	3	3,126,365.96	0.30%	64	4.4860	1.530000	Totals	165	1,057,466,257.77	100.00%	53	4.2359	2.065187
Indiana	7	17,479,637.35	1.65%	40	3.8605	3.047685
									Property Type³
Iowa	1	715,105.16	0.07%	28	3.5628	3.770000
Kentucky	2	26,495,218.53	2.51%	63	4.7351	1.897991		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	1	589,961.76	0.06%	28	3.5628	3.770000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	8,168,119.72	0.77%	36	3.6886	3.270803	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP
Massachusetts	1	13,967,124.71	1.32%	64	4.7500	0.330000	Industrial	37	86,157,527.42	8.15%	37	3.9144	3.109945
Michigan	7	19,667,837.87	1.86%	47	3.8344	2.614946	Lodging	70	159,204,130.70	15.06%	56	4.4601	2.267119
Minnesota	5	6,065,718.15	0.57%	40	3.8340	3.038837	Mixed Use	6	113,974,057.90	10.78%	63	4.1582	2.200044
Missouri	3	3,447,131.93	0.33%	28	3.5628	3.770000	Multi-Family	5	68,290,918.17	6.46%	42	4.6055	1.728322
Nevada	3	45,240,471.15	4.28%	62	4.5569	1.346615	Office	23	287,081,089.59	27.15%	42	3.9503	2.299990
New Jersey	1	1,468,032.77	0.14%	64	4.4860	1.530000	Other	12	45,400,000.00	4.29%	62	3.7950	1.680000
New York	8	233,390,285.54	22.07%	63	3.8928	2.174839	Retail	10	223,441,880.94	21.13%	63	4.4353	1.481989
North Carolina	3	12,973,054.36	1.23%	31	4.4355	2.185243	Self Storage	1	10,953,300.55	1.04%	63	4.5250	2.370000
Ohio	6	18,006,004.63	1.70%	17	4.6340	0.589363	Totals	165	1,057,466,257.77	100.00%	53	4.2359	2.065187
Oklahoma	3	1,605,242.74	0.15%	53	4.2065	2.208103

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP
	4.4999% or less	20	701,634,791.00	66.35%	49	3.9962	2.438718	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	186,741,842.37	17.66%	63	4.6079	1.352434	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	11	106,126,271.75	10.04%	54	4.8841	1.202951	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	994,502,905.12	94.05%	52	4.2058	2.102870
								Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP
	60 months or less	8	247,611,735.39	23.42%	20	3.9541	2.618933	Interest Only	17	632,285,000.00	59.79%	51	3.9560	2.520028
61 months to 115 months		34	746,891,169.73	70.63%	63	4.2893	1.931783	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
116 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 119 months	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	120 months or greater	25	362,217,905.12	34.25%	55	4.6420	1.374681
	Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187	Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	62,963,352.65	5.95%	64	4.7100	NAP				None
Underwriter's Information		1	17,543,277.03	1.66%	64	4.6300	1.410000
	12 months or less	39	967,319,342.55	91.48%	52	4.1902	2.131251
	13 months to 24 months	2	9,640,285.54	0.91%	64	5.0013	0.515941
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,057,466,257.77	100.00%	53	4.2359	2.065187
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A2A2	30312632	OF	New York	NY	Actual/360	3.669%	236,982.08	0.00	0.00	N/A	06/01/27	--	75,000,000.00	75,000,000.00	02/01/22
1A2C12	30312633	OF	New York	NY	Actual/360	3.669%	59,245.52	0.00	0.00	N/A	06/01/27	--	18,750,000.00	18,750,000.00	02/01/22
2	30312634	Various Various		Various	Actual/360	3.563%	260,779.36	0.00	0.00	N/A	06/05/24	--	85,000,000.00	85,000,000.00	02/05/22
3A1C1	30312641	MU	New York	NY	Actual/360	3.954%	170,239.40	0.00	0.00	N/A	05/06/27	--	50,000,000.00	50,000,000.00	02/06/22
3A1C4	30312642	MU	New York	NY	Actual/360	3.954%	68,095.76	0.00	0.00	N/A	05/06/27	--	20,000,000.00	20,000,000.00	02/06/22
3A1C5	30312643	MU	New York	NY	Actual/360	3.954%	34,047.88	0.00	0.00	N/A	05/06/27	--	10,000,000.00	10,000,000.00	02/06/22
4A1	30312644	LO	Various	Various	Actual/360	4.486%	154,517.78	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	02/01/22
4A7	30312650	LO	Various	Various	Actual/360	4.486%	154,517.78	0.00	0.00	N/A	06/01/27	--	40,000,000.00	40,000,000.00	02/01/22
5	30312661	MF	Dallas	TX	Actual/360	4.710%	255,765.88	97,887.83	0.00	N/A	06/06/27	--	63,061,240.48	62,963,352.65	02/06/22
6	30312585	OF	San Francisco	CA	Actual/360	3.555%	183,659.50	0.00	0.00	N/A	04/06/24	--	60,000,000.00	60,000,000.00	02/06/22
7	30312591	RT	New York	NY	Actual/360	4.000%	172,222.22	0.00	0.00	05/01/27	05/01/29	--	50,000,000.00	50,000,000.00	02/01/22
8	30312662	OF	Los Angeles	CA	Actual/360	4.470%	182,835.42	0.00	0.00	N/A	06/06/22	--	47,500,000.00	47,500,000.00	02/06/22
9	30312473	98	Various	Various	Actual/360	3.795%	148,363.42	0.00	0.00	04/06/27	04/06/28	--	45,400,000.00	45,400,000.00	02/06/22
11	30312664	RT	Lake Forest	CA	Actual/360	4.670%	141,518.31	45,059.55	0.00	N/A	05/06/27	--	35,191,401.32	35,146,341.77	03/06/21
12	30312665	LO	Monterey	CA	Actual/360	4.063%	122,454.31	0.00	0.00	N/A	05/01/27	--	35,000,000.00	35,000,000.00	02/01/22
13	30298407	OF	Reno	NV	Actual/360	4.580%	130,155.08	46,295.10	0.00	N/A	04/06/27	--	33,001,710.98	32,955,415.88	02/06/22
14	30312666	RT	Columbus	GA	Actual/360	4.620%	108,660.99	37,783.50	0.00	N/A	05/06/27	--	27,313,193.96	27,275,410.46	02/06/22
15	30312667	RT	Palm Desert	CA	Actual/360	4.370%	95,182.68	42,039.68	0.00	N/A	05/06/27	--	25,293,988.74	25,251,949.06	02/06/22
16	30312668	MF	Odessa	TX	Actual/360	4.300%	89,047.81	35,288.64	0.00	N/A	06/01/22	--	24,048,922.10	24,013,633.46	02/01/22
17	30312669	MF	Lexington	KY	Actual/360	4.750%	102,256.94	0.00	0.00	N/A	05/01/27	--	25,000,000.00	25,000,000.00	02/01/22
18	30298535	RT	Oregon City	OR	Actual/360	4.300%	83,312.50	0.00	0.00	N/A	06/06/27	--	22,500,000.00	22,500,000.00	02/06/22
19	30312670	RT	Warner Robins	GA	Actual/360	4.750%	76,910.33	29,310.11	0.00	N/A	04/01/27	--	18,803,205.52	18,773,895.41	02/01/22
20	30312671	MU	Santa Monica	CA	Actual/360	4.180%	71,970.89	0.00	0.00	N/A	06/06/27	--	19,995,000.00	19,995,000.00	02/06/22
21	30312672	IN	El Paso	TX	Actual/360	4.630%	70,034.04	22,564.94	0.00	N/A	06/06/27	--	17,565,841.97	17,543,277.03	02/06/22
22	30312673	RT	College Station	TX	Actual/360	4.540%	64,091.21	21,813.47	0.00	N/A	03/01/27	--	16,393,943.01	16,372,129.54	02/01/22
23	30312674	OF	Goleta	CA	Actual/360	4.460%	61,448.89	0.00	0.00	N/A	05/06/27	--	16,000,000.00	16,000,000.00	02/06/22
24	30312675	LO	Braintree	MA	Actual/360	4.750%	57,217.57	21,551.18	0.00	N/A	06/06/27	--	13,988,675.89	13,967,124.71	02/06/22
25	30312676	LO	Cincinnati	OH	Actual/360	4.820%	53,089.56	16,983.27	0.00	N/A	05/01/22	--	12,790,952.63	12,773,969.36	12/01/20

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30298584	MF	Las Vegas	NV	Actual/360	4.560%	45,165.20	18,361.75	0.00	N/A	06/06/27	--	11,502,174.19	11,483,812.44	02/06/22
28	30312679	SS	El Monte	CA	Actual/360	4.525%	42,748.90	17,723.55	0.00	N/A	05/06/27	--	10,971,024.10	10,953,300.55	02/06/22
29	30312680	RT	El Cajon	CA	Actual/360	4.520%	45,539.00	0.00	0.00	N/A	05/06/27	--	11,700,000.00	11,700,000.00	02/06/22
30	30312681	LO	Wilmington	NC	Actual/360	4.490%	42,486.77	14,539.60	0.00	N/A	06/01/24	--	10,988,748.08	10,974,208.48	02/01/22
31	30312682	RT	Richmond	TX	Actual/360	4.730%	39,231.01	14,895.01	0.00	N/A	06/01/27	--	9,631,837.40	9,616,942.39	05/01/20
32	30312683	MU	Redwood City	CA	Actual/360	4.990%	39,941.30	13,679.76	0.00	N/A	06/06/27	--	9,295,279.80	9,281,600.04	02/06/22
33	30312684	RT	Fern Park	FL	Actual/360	4.690%	27,526.73	10,678.49	0.00	N/A	05/01/27	--	6,815,890.80	6,805,212.31	02/01/22
34	30298581	LO	Brooklyn	NY	Actual/360	4.900%	27,420.31	9,730.56	0.00	N/A	06/06/27	--	6,498,558.57	6,488,828.01	06/06/20
35	30298538	IN	Carlsbad	CA	Actual/360	4.590%	27,232.73	0.00	0.00	N/A	06/06/27	--	6,890,000.00	6,890,000.00	02/06/22
36	30312685	OF	San Francisco	CA	Actual/360	4.350%	23,411.46	0.00	0.00	N/A	05/06/27	--	6,250,000.00	6,250,000.00	02/06/22
37	30312686	MU	Fort Myers	FL	Actual/360	5.900%	23,894.97	5,761.86	0.00	N/A	06/01/27	--	4,703,219.72	4,697,457.86	02/01/22
38	30312687	MF	St. Petersburg	FL	Actual/360	5.110%	20,455.74	6,722.48	0.00	N/A	05/06/27	--	4,648,737.22	4,642,014.74	02/06/22
39	30312688	OF	Irving	TX	Actual/360	4.900%	18,454.75	5,427.95	0.00	N/A	02/06/27	--	4,373,740.28	4,368,312.33	02/06/22
40	30312689	MF	Massena	NY	Actual/360	5.210%	14,158.63	4,449.69	0.00	N/A	06/06/27	--	3,155,907.22	3,151,457.53	02/06/22
41	30312690	IN	Richmond	VA	Actual/360	5.070%	13,033.55	3,740.79	0.00	N/A	06/06/22	--	2,985,352.55	2,981,611.76	02/06/22
Totals							3,859,324.16	542,288.76	0.00				1,058,008,546.53	1,057,466,257.77
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A2	108,976,856.50	100,345,546.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2C12	108,976,856.50	100,345,546.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	52,700,883.44	52,737,784.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	67,661,071.54	74,426,426.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C4	67,661,071.54	74,426,426.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C5	67,661,071.54	74,426,426.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	24,051,540.35	46,267,056.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	3,557.72	0.00
4A7	24,051,540.35	46,267,056.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	15,323,691.56	15,123,465.96	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,639,686.73	6,537,103.45	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,337,812.05	5,110,944.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	17,929,630.12	14,698,826.88	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,681,623.12	2,370,500.23	01/01/21	09/30/21	01/06/21	4,068,940.24	177,688.90	1,873,009.62	1,873,009.62	0.00	0.00
12	(3,713,019.72)	9,663,548.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,501,857.38	3,172,995.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,371,456.55	2,395,443.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,068,150.36	2,389,693.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,994,866.49	2,805,763.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,086,226.23	2,379,690.41	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,518,116.49	2,384,455.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,038,670.72	2,168,107.72	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,720,032.00	1,711,239.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	2,563,534.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,543,166.87	1,525,748.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,400,304.37	1,365,732.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	(126,641.57)	684,731.15	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	(213,908.52)	18,224.66	01/01/21	05/31/21	11/08/21	3,660,238.04	246,978.03	54,739.06	733,276.31	309,547.94	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	978,013.21	1,056,742.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,477,550.99	1,738,147.07	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,170,919.53	1,169,168.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	859,587.95	1,625,072.24	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	328,302.02	84,565.75	01/01/21	11/30/21	03/08/21	0.00	49,147.53	53,675.65	1,079,660.57	141,270.50	0.00
32	1,041,446.29	879,354.10	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	747,475.00	836,287.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	101,446.52	0.00	--	--	02/08/21	563,791.67	53,205.16	34,694.39	689,253.70	184,180.92	0.00
35	674,985.22	702,274.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	859,041.30	595,617.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	710,243.91	594,344.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	467,795.98	494,501.22	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	697,389.56	719,615.77	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	315,366.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	524,336.33	518,371.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	596,796,513.04	659,326,080.43				8,292,969.95	527,019.62	2,016,118.72	4,375,200.20	638,557.08	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/11/22	0	0.00	0	0.00	3	28,879,739.76	1	12,773,969.36	0	0.00	0	0.00	0	0.00	0	0.00	4.235854%	4.217713%	53
01/12/22	0	0.00	0	0.00	3	28,921,348.60	1	12,790,952.63	0	0.00	0	0.00	0	0.00	0	0.00	4.236068%	4.217923%	54
12/10/21	2	93,750,000.00	0	0.00	3	28,962,785.94	1	12,807,865.70	0	0.00	0	0.00	0	0.00	0	0.00	4.236280%	4.218133%	55
11/15/21	0	0.00	0	0.00	3	29,007,910.67	1	12,826,419.08	0	0.00	0	0.00	0	0.00	0	0.00	4.236512%	4.218360%	56
10/13/21	0	0.00	0	0.00	3	29,048,991.20	1	12,843,185.55	0	0.00	0	0.00	0	0.00	0	0.00	4.236722%	4.218567%	57
09/13/21	0	0.00	0	0.00	3	29,093,772.01	1	12,861,597.63	0	0.00	0	0.00	0	0.00	0	0.00	4.236951%	4.218793%	58
08/12/21	0	0.00	0	0.00	3	29,134,498.63	1	12,878,218.70	0	0.00	0	0.00	0	0.00	0	0.00	4.237159%	4.218998%	59
07/12/21	0	0.00	0	0.00	3	29,175,057.38	1	12,894,771.07	0	0.00	1	35,467,014.72	0	0.00	0	0.00	4.237367%	4.219201%	60
06/11/21	0	0.00	0	0.00	3	29,219,335.26	1	12,912,976.78	0	0.00	0	0.00	0	0.00	0	0.00	4.237592%	4.219424%	61
05/12/21	0	0.00	0	0.00	4	64,818,504.34	1	12,929,385.48	0	0.00	0	0.00	0	0.00	0	0.00	4.237797%	4.219625%	62
04/12/21	0	0.00	0	0.00	4	64,910,452.57	1	12,947,452.71	0	0.00	0	0.00	0	0.00	0	0.00	4.238021%	4.219845%	63
03/12/21	0	0.00	0	0.00	4	64,993,529.38	1	12,963,718.90	0	0.00	0	0.00	0	0.00	0	0.00	4.238224%	4.220045%	64
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	30312676	12/01/20	13	6	54,739.06	733,276.31	561,790.26	13,017,266.46	07/13/20	13		08/19/20
31	30312682	05/01/20	20	6	53,675.65	1,079,660.57	146,388.72	9,929,693.67	05/05/20	13
34	30298581	06/06/20	19	6	34,694.39	689,253.70	290,514.57	6,684,496.69	06/08/20	98
Totals					143,109.10	2,502,190.58	998,693.55	29,631,456.82
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		87,269,215	74,495,245	0		12,773,969
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		155,974,208	155,974,208	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		4,368,312	4,368,312	0		0
> 60 Months		809,854,522	793,748,752	16,105,770		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-22	1,057,466,258	1,028,586,518	0	0	28,879,740	0
Jan-22	1,058,008,547	1,029,087,198	0	0	28,921,349	0
Dec-21	1,058,548,671	935,835,885	93,750,000	0	28,962,786	0
Nov-21	1,059,134,856	1,030,126,946	0	0	29,007,911	0
Oct-21	1,059,670,486	1,030,621,494	0	0	29,048,991	0
Sep-21	1,060,252,337	1,031,158,565	0	0	29,093,772	0
Aug-21	1,060,783,506	1,031,649,008	0	0	29,134,499	0
Jul-21	1,061,312,556	1,032,137,499	0	0	29,175,057	0
Jun-21	1,061,888,065	1,032,668,730	0	0	29,219,335	0
May-21	1,062,412,706	997,594,202	0	0	64,818,504	0
Apr-21	1,062,983,965	998,073,513	0	0	64,910,453	0
Mar-21	1,063,504,233	998,510,703	0	0	64,993,529	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A2A2	30312632	75,000,000.00	75,000,000.00	2,210,000,000.00	04/01/17	94,379,960.21	2.35000	09/30/21	06/01/27	I/O
1A2C12	30312633	18,750,000.00	18,750,000.00	2,210,000,000.00	04/01/17	94,379,960.21	2.35000	09/30/21	06/01/27	I/O
25	30312676	12,773,969.36	13,017,266.46	11,600,000.00	07/23/21	(35,032.62)	(0.10000)	05/31/21	05/01/22	303
31	30312682	9,616,942.39	9,929,693.67	13,250,000.00	09/01/20	9,391.75	0.01000	11/30/21	06/01/27	303
34	30298581	6,488,828.01	6,684,496.69	7,100,000.00	11/03/20	61,557.68	0.14000	06/30/20	06/06/27	303
Totals		122,629,739.76	123,381,456.82	4,451,950,000.00		188,795,837.23

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A2A2	30312632	OF	NY	11/02/21	3

2/7/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is sec ured bythe fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. The BK court has approved achange in the property manager which may take place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. In accordance with the requirements in the TSA, the Lender has timely ordered a new appraisal and is continuing to pursue the same, the delivery of which is expected on or around 1/28/22. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. Th e CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the

	Trust. The Brwr has not yet filed any BK plan, disclosure statement, or any of t heir BK schedules.

1A2C12	30312633	OF	NY	11/02/21	3

2/7/2022 - Loan transferred to Special on 11/1/21 due to the Borrower''s bankruptcy filing on 10/31/21. The Brwr''s BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is sec ured bythe fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total

$700MM. The BK court has approved achange in the property manager which may take place in February. Brwr filed a 12/31/20 app. in BK court with a a value of $2.05 billion. In accordance with the requirements in the TSA, the Lender has timely ordered a new appraisal and is continuing to pursue the same, the delivery of which is expected on or around 1/28/22. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. Th e CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the

	Trust. The Brwr has not yet filed any BK plan, disclosure statement, or any of t heir BK schedules.

25	30312676	LO	OH	07/13/20	13

1/31/22: Loan transferred to Special Servicing 7/13/2020. Agreed Receivership order entered 9/14/2020. Receiver (GF Hotels) is in place and operating the hotel with the ability to sell the property. Lender has selected a February 2, 2022 auction

	date for the asset with closing expected approximately 3 months later if reserve is met.

31	30312682	RT	TX	05/05/20	13

1/10/2022: Loan transferred to Special Servicing 5-5-2020 due to payment default. Loan is past due for the 3/1/2020 payment. The property had issues prior to Covid-19 as Target and HEB built stores one exit south of the subject rather than adjacent to the property. The property was ~95% occupied at origination and was about 65% occupied at the time the loan transferred to SS. Best Brains was a childcare facility that closed because of an illness to the owner (pre-Covid) and

Mattress One filed for bankrupt cy. Modification negotiations stalled and counsel filed the receivership petition. Courts in Texas were closed for about a week in Texas because of the winter weather. Borrower consent for a receiver was executed and Receiver was appointed on 4/6/2021. Th e property was 87% occupied having three (3) vacant spaces for lease. JLL, CBRE and Edge Realty were interviewed by Receiver. JLL was selected by Receiver to sell the asset in Receivership

	which commenced 9/9. It was determined to let leasing efforts cont inue and re-schedule the marketing efforts in 2022.

34	30298581	LO	NY	06/08/20	98

02/07/22 Loan transferred to Special Servicing 06/08/20 due to payment delinquency. Loan remains past due for 07/06/20. Collateral is a four-story limited-service hotel with 42 rooms in Brooklyn, NY. Property operates under a Franchise agreement with Cho ice Hotels Ascend Collection through 2031. Summons/complaint filed 03/19/21 seeking the appointment of a receiver. Motion was taken under advisement. Motion to supplement the record filed 07/22/21 due to discovery that borrower terminated the franchise /membership agreement, and a MSJ was subsequently filed on 07/23/21. Motions have all been taken under advisement. SS is in negotiations with the borrower regarding a potential settlement/turnover of

	property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4A1	30312644	40,000,000.00	4.48600%	40,000,000.00 4.48600%		8	08/31/20	09/01/20	09/08/20
4A7	30312650	40,000,000.00	4.48600%	40,000,000.00 4.48600%		8	08/31/20	09/01/20	09/08/20
11	30312664	0.00	4.67000%	0.00	4.67000%	10	05/03/21	05/06/21	06/09/21
Totals		80,000,000.00		80,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	0.00	0.00	0.00	16,345.27	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,464.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	2,753.61	0.00	0.00	15,176.26	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,073.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,399.00	0.00	0.00	2,376.46	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,226.13	0.00	1,464.44	33,897.99	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		41,588.56

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30